Personnel expenses	12 Months Ended
Dec. 31, 2017
Personnel expenses
Personnel expenses

9.Personnel expenses

EURm	2017	2016	2015
Continuing operations
Salaries and wages	6 456	6 275	3 075
Share-based payment expense(1)	99	130	67
Pension and other post-employment benefit expense, net(2)	445	458	223
Other social expenses	845	951	373
Total	7 845	7 814	3 738

(1)	Includes EUR 97 million for equity-settled awards (EUR 119 million in 2016 and EUR 43 million in 2015).
(2)

Includes costs related to defined contribution plans of EUR 231 million (EUR 236 million in 2016 and EUR 172 million in 2015) and costs related to defined benefit plans of EUR 214 million (EUR 222 million in 2016 and EUR 51 million in 2015). Refer to Note 27, Pensions and other post-employment benefits.

The average number of employees is 101 731 (102 687 in 2016 and 56 690 in 2015).